Share-based Compensation - Hutchmed Share Option Activity (Details) - Hutchmed Share Option Scheme - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of share options
Outstanding as at beginning of period (in shares)	29,160,990	19,432,560	18,554,850
Granted (in shares)	10,174,840	15,437,080	2,315,000
Exercised (in shares)	(815,190)	(480,780)	(329,000)
Cancelled (in shares)	(1,287,650)	(4,486,200)	(1,012,110)
Expired (in shares)	(42,400)	(741,670)	(96,180)
Outstanding as at end of period (in shares)	37,190,590	29,160,990	19,432,560	18,554,850
Vested and exercisable (in shares)	16,077,770	11,529,280
Weighted average exercise price in US per share
Outstanding balance as at beginning of period (in US per share)	$ 4.49	$ 4.48	$ 4.57
Granted (in US per share)	5.96	4.66	4.12
Exercised (in US per share)	3.01	1.23	0.76
Cancelled (in US per share)	5.50	5.02	6.33
Expired (in US per share)	5.52	6.46	6.51
Outstanding balance as at end of period (in US per share)	4.88	4.49	$ 4.48	$ 4.57
Vested and exercisable (in US per share)	$ 4.24	$ 3.74
Weighted average remaining contractual life (years)
Outstanding (in years)	7 years 14 days	7 years 2 months 15 days	6 years 8 months 1 day	7 years 4 months 6 days
Vested and exercisable (in years)	4 years 10 months 28 days	4 years 6 months 25 days
Aggregate intrinsic value in US
Outstanding (in US$'000)	$ 82,377	$ 53,990	$ 24,316	$ 19,277
Vested and exercisable (in US$'000)	$ 46,491	$ 29,433